DoubleLine Emerging Markets Fixed Income Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 91.5%

Argentina - 3.6%
2,350,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%	^	11/04/2026	1,910,192
9,650,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	7,843,978
14,245,000	Pampa Energia S.A.	7.50%		01/24/2027	12,187,003
1,000,000	Pampa Energia S.A.	9.13%	^	04/15/2029	865,348
150,000	Pampa Energia S.A.	9.13%		04/15/2029	129,802
9,785,692	Stoneway Capital Corporation	10.00%		03/01/2027	6,220,975
700,000	Telecom Argentina S.A.	8.00%	^	07/18/2026	674,195
10,800,000	YPF S.A.	8.50%		07/28/2025	10,183,590
4,400,000	YPF S.A.	6.95%		07/21/2027	3,928,529

					43,943,612

Brazil - 14.4%
4,600,000	Banco Bradesco S.A.	5.75%		03/01/2022	4,859,081
18,400,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	^	02/15/2029	19,515,224
18,700,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25%	†	10/29/2049	19,008,737
5,300,000	Banco Nacional de Desenvolvimento Economico e Social	4.75%		05/09/2024	5,640,128
200,000	Banco Safra S.A.	4.13%		02/08/2023	205,585
7,631,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	7,952,990
5,900,000	CSN Islands Corporation	7.00%	†	09/29/2049	5,440,950
4,100,000	CSN Resources S.A.	7.63%		02/13/2023	4,379,190
7,100,000	CSN Resources S.A.	7.63%	^	04/17/2026	7,574,599
600,000	CSN Resources S.A.	7.63%		04/17/2026	640,107
1,800,000	Globo Comunicacao e Participacoes S.A.	4.88%		04/11/2022	1,874,380
1,929,352	Invepar Holdings	0.00%	ΩÞ	12/30/2028	82,503
3,800,000	Itau Unibanco Holding S.A.	6.20%		12/21/2021	4,029,558
8,000,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.86%)	6.50%	†	06/19/2023	8,483,200
3,555,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.98%)	6.13%	†	06/12/2023	3,715,899
1,528,000	JBS Investments GMBH	6.25%		02/05/2023	1,547,734
8,300,000	JBS Investments GMBH	7.00%	^	01/15/2026	9,044,095
6,300,000	JBS Investments GMBH	5.75%	^	01/15/2028	6,655,005
15,200,000	JSL Europe S.A.	7.75%		07/26/2024	16,425,044
3,500,000	MARB BondCo PLC	7.00%	^	03/15/2024	3,656,047
500,000	MARB BondCo PLC	7.00%		03/15/2024	522,293
10,880,000	MARB BondCo PLC	6.88%		01/19/2025	11,573,219
9,000,000	Minerva Luxembourg S.A.	6.50%		09/20/2026	9,599,468
6,907,000	Minerva Luxembourg S.A.	5.88%		01/19/2028	7,265,197
3,000,000	NBM US Holdings, Inc.	7.00%	^	05/14/2026	3,256,147
5,000,000	Petrobras Global Finance B.V.	5.75%		02/01/2029	5,648,750
3,450,000	Petrobras Global Finance B.V.	7.25%		03/17/2044	4,196,701
3,750,000	Petrobras Global Finance B.V.	6.90%		03/19/2049	4,405,406

					177,197,237

Chile - 11.0%
3,200,000	AES Gener S.A.	5.00%		07/14/2025	3,334,760
5,000,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	5,132,500
9,000,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	9,461,617
6,800,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	7,148,777
2,000,000	Banco de Credito e Inversiones	4.00%		02/11/2023	2,071,114
5,500,000	Celulosa Arauco y Constitucion S.A.	5.50%	^	04/30/2049	5,725,197
6,500,000	ECL S.A.	5.63%		01/15/2021	6,707,529
8,000,000	Embotelladora Andina S.A.	5.00%		10/01/2023	8,557,090
4,543,000	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	4,688,226
8,240,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	7,509,250
8,392,000	ENTEL Chile S.A.	4.75%		08/01/2026	8,899,075
13,000,000	Geopark Ltd.	6.50%		09/21/2024	13,590,525
2,800,000	GNL Quintero S.A.	4.63%		07/31/2029	2,979,501
4,108,379	Guanay Finance Ltd.	6.00%		12/15/2020	4,170,005
4,500,000	Inversiones CMPC S.A.	4.50%		04/25/2022	4,657,851
3,475,000	Latam Finance Ltd.	6.88%		04/11/2024	3,678,618
7,200,000	Latam Finance Ltd.	7.00%	^	03/01/2026	7,807,284
4,000,000	SACI Falabella	3.75%		04/30/2023	4,083,962
900,000	Sociedad Quimica y Minera S.A.	4.38%		01/28/2025	946,724
4,500,000	SUAM Finance B.V.	4.88%		04/17/2024	4,850,662
2,500,000	Telefonica Chile S.A.	3.88%		10/12/2022	2,575,780
900,000	Transelec S.A.	4.63%		07/26/2023	954,383
2,084,000	VTR Finance B.V.	6.88%	^	01/15/2024	2,135,235
13,768,000	VTR Finance B.V.	6.88%		01/15/2024	14,106,486

					135,772,151

China - 4.0%
16,000,000	CNOOC Finance Ltd.	3.00%		05/09/2023	16,283,270
5,000,000	CNOOC Finance Ltd.	3.50%		05/05/2025	5,229,272
200,000	CNPC General Capital Ltd.	3.40%		04/16/2023	205,665
6,600,000	Sinopec Capital Ltd.	3.13%		04/24/2023	6,723,804
4,000,000	Sinopec Group Overseas Development Ltd.	2.75%		09/29/2026	3,981,849
250,000	Syngenta Finance N.V.	4.38%		03/28/2042	222,444
700,000	Syngenta Finance N.V.	5.68%	^	04/24/2048	729,065
15,500,000	Syngenta Finance N.V.	5.68%		04/24/2048	16,143,590

					49,518,959

Colombia - 8.3%
3,150,000	AI Candelaria Spain SLU	7.50%	^	12/15/2028	3,540,907
5,700,000	AI Candelaria Spain SLU	7.50%		12/15/2028	6,407,356
2,600,000	Banco de Bogota S.A.	5.38%		02/19/2023	2,754,921
9,000,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	9,146,250
4,000,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	4,093,400
6,050,000	BBVA Colombia S.A.	4.88%		04/21/2025	6,483,634
1,545,000	Canacol Energy Ltd.	7.25%	^	05/03/2025	1,632,949
12,000,000	Canacol Energy Ltd.	7.25%		05/03/2025	12,683,100
2,200,000	Colombia Telecomunicaciones S.A. (5 Year Swap Rate USD + 6.96%)	8.50%	†	12/29/2049	2,229,579
9,800,000	Empresas Publicas de Medellin ESP	4.25%	^	07/18/2029	10,212,115
2,000,000	Fideicomiso Pacifico Tres	8.25%		01/15/2035	2,312,500
1,500,000	Gilex Holding Sarl	8.50%	^	05/02/2023	1,615,013
4,568,000	Gilex Holding Sarl	8.50%		05/02/2023	4,918,251
400,000	Gran Tierra Energy International Holdings Ltd.	6.25%	^	02/15/2025	361,300
11,300,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	10,206,725
2,100,000	Gran Tierra Energy, Inc.	7.75%	^	05/23/2027	1,969,501
200,000	Grupo Aval Ltd.	4.75%		09/26/2022	209,064
4,000,000	Millicom International Cellular S.A.	6.00%		03/15/2025	4,156,660
6,700,000	Millicom International Cellular S.A.	5.13%		01/15/2028	7,044,095
6,500,000	Millicom International Cellular S.A.	6.25%	^	03/25/2029	7,181,460
2,500,000	Oleoducto Central S.A.	4.00%		05/07/2021	2,551,025
1,100,000	Tecnoglass, Inc.	8.20%		01/31/2022	1,193,293

					102,903,098

Costa Rica - 0.1%
606,000	Banco Nacional de Costa Rica	5.88%		04/25/2021	621,398

					621,398

Dominican Republic - 1.5%
7,500,000	AES Andres B.V.	7.95%	^	05/11/2026	7,980,806
4,000,000	AES Dominicana	7.95%		05/11/2026	4,256,430
1,800,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	1,899,018
4,000,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	4,220,040

					18,356,294

Guatemala - 1.0%
2,500,000	Bantrab Senior Trust	9.00%		11/14/2020	2,600,025
4,783,000	Comcel Trust	6.88%		02/06/2024	4,912,595
3,323,000	Energuate Trust	5.88%		05/03/2027	3,440,460
1,000,000	Industrial Senior Trust	5.50%		11/01/2022	1,046,790

					11,999,870

Hong Kong - 1.7%
5,000,000	CK Hutchison International Ltd.	3.50%	^	04/05/2027	5,187,458
15,950,000	Radiant Access Ltd.	4.60%	†	12/29/2049	15,938,936

					21,126,394

India - 9.8%
4,432,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	4,542,176
11,895,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	12,386,994
21,825,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	23,739,380
3,100,000	Network i2i Ltd. (5 Year CMT Rate + 4.28%)	5.65%	^†	12/29/2049	3,067,450
25,000,000	ONGC Videsh Ltd.	3.75%		07/27/2026	25,644,920
16,730,000	Reliance Holdings, Inc.	5.40%		02/14/2022	17,699,570
500,000	Reliance Industries Ltd.	8.25%		01/15/2027	649,554
9,500,000	UPL Corporation Ltd.	3.25%		10/13/2021	9,541,362
3,000,000	UPL Corporation Ltd.	4.50%		03/08/2028	3,049,716
4,800,000	Vedanta Resources PLC	9.25%	^	04/23/2026	4,775,208
4,300,000	Vedanta Resources PLC	7.13%		05/31/2023	4,239,435
13,100,000	Vedanta Resources PLC	6.13%		08/09/2024	11,961,787

					121,297,552

Indonesia - 4.8%
13,550,000	Freeport-McMoRan, Inc.	5.40%		11/14/2034	14,225,095
8,800,000	Freeport-McMoRan, Inc.	5.45%		03/15/2043	9,130,880
8,893,800	LLPL Capital Pte Ltd.	6.88%	^	02/04/2039	10,371,372
7,000,000	Minejesa Capital B.V.	4.63%		08/10/2030	7,262,081
6,200,000	Minejesa Capital B.V.	5.63%		08/10/2037	6,753,820
184,000	Star Energy Geothermal Wayang Windu Ltd.	6.75%	^	04/24/2033	195,125
11,086,920	Star Energy Geothermal Wayang Windu Ltd.	6.75%		04/24/2033	11,757,263

					59,695,636

Israel - 0.4%
1,300,000	Delek & Avner Tamar Bond Ltd.	5.08%	^	12/30/2023	1,356,380
2,320,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	2,447,292
1,000,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	1,101,715

					4,905,387

Jamaica - 0.2%
19,779,251	Digicel Group Two Ltd. (7.13% Cash + 2.00% PIK)	9.13%	^	04/01/2024	3,075,970

					3,075,970

Malaysia - 3.0%
1,200,000	CIMB Bank BHD (3 Month LIBOR USD + 0.78%)	2.79%		10/09/2024	1,203,342
17,000,000	Gohl Capital Ltd.	4.25%		01/24/2027	17,853,128
7,200,000	Malayan Banking BHD (3 Month LIBOR USD + 0.80%)	2.70%		08/16/2024	7,232,508
8,000,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	8,141,680
2,000,000	Petronas Capital Ltd.	3.50%		03/18/2025	2,098,651

					36,529,309

Mexico - 13.1%
8,100,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50%	^†	06/27/2029	8,656,956
16,472,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63%	†	01/10/2028	17,633,853
1,000,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 4.45%)	5.75%		10/04/2031	1,036,607
3,000,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	3,145,335
8,600,000	Banco Nacional de Comercio Exterior S.N.C. (5 Year CMT Rate + 3.00%)	3.80%		08/11/2026	8,721,325
5,000,000	Banco Santander (5 Year CMT Rate + 3.00%)	5.95%	^	10/01/2028	5,370,537
17,500,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	17,697,488
3,061,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	3,100,357
2,400,000	BBVA Bancomer S.A. (5 Year CMT Rate + 4.31%)	5.88%	^	09/13/2034	2,517,240
7,500,000	Braskem Idesa SAPI	7.45%	^	11/15/2029	8,004,450
19,380,000	Cometa Energia S.A. de C.V.	6.38%		04/24/2035	21,142,320
4,800,000	Controladora Mabe S.A. de C.V.	5.60%		10/23/2028	5,293,668
9,000,000	Credito Real S.A.B. de C.V.	9.50%	^	02/07/2026	10,270,192
5,983,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13%	†	12/29/2049	6,310,240
5,500,000	Docuformas SAPI de C.V.	10.25%	^	07/24/2024	5,591,712
4,000,000	Fresnillo PLC	5.50%		11/13/2023	4,346,700
4,900,000	Grupo Bimbo S.A.B. de C.V. (5 Year CMT Rate + 3.28%)	5.95%	†	12/29/2049	5,206,740
500,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	417,505
6,004,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	5,013,400
4,921,920	Mexico Generadora de Energia	5.50%		12/06/2032	5,329,738
1,000,000	Unifin Financiera S.A.B. de C.V.	7.38%		02/12/2026	1,004,108
17,533,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	†	07/29/2025	16,164,199

					161,974,670

Panama - 5.9%
200,000	Aeropuerto Internacional de Tocumen S.A.	5.63%		05/18/2036	236,252
4,000,000	Banistmo S.A.	3.65%	^	09/19/2022	4,051,288
2,000,000	C&W Senior Financing DAC	7.50%	^	10/15/2026	2,170,365
800,000	C&W Senior Financing DAC	7.50%		10/15/2026	868,146
1,000,000	C&W Senior Financing DAC	6.88%	^	09/15/2027	1,071,652
15,743,000	C&W Senior Financing DAC	6.88%		09/15/2027	16,871,025
1,100,000	Cable Onda S.A.	4.50%	^	01/30/2030	1,160,335
6,000,000	Empresa de Transmision Electrica S.A.	5.13%	^	05/02/2049	6,845,670
7,092,793	ENA Norte Trust	4.95%		04/25/2023	7,344,056
1,500,000	Global Bank Corporation	4.50%	^	10/20/2021	1,548,615
2,500,000	Global Bank Corporation	4.50%		10/20/2021	2,581,025
11,000,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25%	^	04/16/2029	11,838,750
8,243,573	Panama Metro Line SP	0.00%	^	12/05/2022	7,937,094
8,243,573	Panama Metro Line SP	0.00%		12/05/2022	7,937,094

					72,461,367

Paraguay - 0.2%
2,500,000	Telefonica Celular del Paragu	5.88%	^	04/15/2027	2,678,994

					2,678,994

Peru - 2.1%
3,900,000	AJE Corporation B.V.	6.50%		05/14/2022	3,844,667
1,200,000	Banco Internacional del Peru S.A.A.	3.38%		01/18/2023	1,213,998
2,100,000	Banco International del Peru S.A.A. (3 Month LIBOR USD + 6.74%)	8.50%		04/23/2070	2,128,896
200,000	Inkia Energy Ltd.	5.88%	^	11/09/2027	208,872
7,500,000	Inkia Energy Ltd.	5.88%		11/09/2027	7,832,700
1,272,000	Nexa Resources Peru S.A.A.	4.63%		03/28/2023	1,321,831
2,000,000	Orazul Energy Egenor SCA	5.63%		04/28/2027	2,063,195
2,428,000	Scotiabank Peru SAA (3 Month LIBOR USD + 3.86%)	4.50%		12/13/2027	2,513,848
5,000,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	5,358,037

					26,486,044

Philippines - 1.2%
1,000,000	BDO Unibank, Inc.	2.63%		10/24/2021	1,001,386
13,500,000	BDO Unibank, Inc.	2.95%		03/06/2023	13,636,716

					14,638,102

Singapore - 4.7%
1,100,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	2.56%		07/25/2022	1,105,496
15,819,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	12/29/2049	15,968,015
1,500,000	Oversea-Chinese Banking Ltd. (3 Month LIBOR USD + 0.45%)	2.35%		05/17/2021	1,502,827
19,000,000	Temasek Financial Ltd.	2.38%		01/23/2023	19,251,020
6,500,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.79%)	3.88%	†	12/29/2049	6,628,740
13,000,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	13,189,410

					57,645,508

Thailand - 0.5%
5,500,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.85%)	2.76%		05/23/2024	5,532,737
600,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.90%)	2.80%		11/20/2023	603,865

					6,136,602

Total Foreign Corporate Bonds (Cost $1,106,727,987)					1,128,964,154

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 5.6%

Costa Rica - 1.3%
15,808,000	Costa Rica Government International Bond	10.00%		08/01/2020	16,406,926

					16,406,926

Dominican Republic - 0.4%
4,000,000	Dominican Republic International Bond	6.40%	^	06/05/2049	4,398,740

					4,398,740

Indonesia - 3.3%
3,200,000	Perusahaan Penerbit	3.40%		03/29/2022	3,275,744
13,708,000	Perusahaan Penerbit	3.75%		03/01/2023	14,276,539
13,500,000	Perusahaan Penerbit	4.15%	^	03/29/2027	14,507,910
7,900,000	Perusahaan Penerbit	4.15%		03/29/2027	8,489,814

					40,550,007

Philippines - 0.6%
7,000,000	Philippine Government International Bond	4.20%		01/21/2024	7,557,511

					7,557,511

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $66,577,318)					68,913,184

Exchange Traded Funds and Common Stocks - 0.1%
228,497	Frontera Energy Corporation				1,720,586

Total Exchange Traded Funds and Common Stocks (Cost $20,010,064)					1,720,586

Warrants - 0.0%
1,609,815	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00* Þ				-

Total Warrants (Cost $–)					-

Short Term Investments - 1.3%
5,514,491	First American Government Obligations Fund - Class U	1.53%	♦		5,514,491
5,514,492	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.51%	♦		5,514,492
5,514,492	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.51%	♦		5,514,492

Total Short Term Investments (Cost $16,543,475)					16,543,475

Total Investments - 98.5% (Cost $1,209,858,844)					1,216,141,399
Other Assets in Excess of Liabilities - 1.5%					17,924,670

NET ASSETS - 100.0%					$1,234,066,069

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

†	Perpetual Maturity

Þ	Value determined using significant unobservable inputs.

♦	Seven-day yield as of December 31, 2019

BRL	Brazilian Real

*	Non-income producing security

Ω	Represents less than 0.05% of net assets

COUNTRY BREAKDOWN as a % of Net Assets:

Brazil	14.4%
Mexico	13.1%
Chile	11.0%
India	9.8%
Colombia	8.4%
Indonesia	8.1%
Panama	5.9%
Singapore	4.7%
China	4.0%
Argentina	3.6%
Malaysia	3.0%
Peru	2.1%
Dominican Republic	1.9%
Philippines	1.8%
Hong Kong	1.7%
Costa Rica	1.4%
United States	1.3%
Guatemala	1.0%
Thailand	0.5%
Israel	0.4%
Jamaica	0.2%
Paraguay	0.2%
Other Assets and Liabilities	1.5%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	22.7%
Energy	15.3%
Utilities	13.9%
Telecommunications	6.9%
Transportation	6.7%
Finance	5.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	5.6%
Consumer Products	5.4%
Mining	4.0%
Chemicals/Plastics	2.5%
Building and Development (including Steel/Metals)	2.0%
Hotels/Motels/Inns and Casinos	1.5%
Short Term Investments	1.3%
Real Estate	1.3%
Chemical Products	1.1%
Containers and Glass Products	1.0%
Pulp & Paper	0.9%
Conglomerates	0.4%
Retailers (other than Food/Drug)	0.3%
Media	0.1%
Construction	0.0%	~
Other Assets and Liabilities	1.4%

	100.0%

~	Represents less than 0.05% of net assets

Notes to Schedule of Investments December 31, 2019 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, Doubleline Emerging Markets Local Currency Bond Fund and Doubleline Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate schedule of investments. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and Doubleline Income Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and commencement of operations of each share class are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in Income-producing securities	9/32019	9/3/2019	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Notes to Financial Statements (Cont.)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of December 31, 20191:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,189,354,017	$384,634,197	$16,543,475	$12,419,958	$235,584,630	$6,950,221

Affiliated Mutual Funds	79,639,488	1,483,273,873	—	9,076,580	49,450,000	—

Exchange Traded Funds and Common Stocks	—	1,286,237	1,720,586	3,210,755	672,646	—

Total Level 1	1,268,993,505	1,869,194,307	18,264,061	24,707,293	285,707,276	6,950,221

Level 2

US Government and Agency Mortgage Backed Obligations	24,882,550,619	2,313,443,961	—	5,564,007	544,422,045	—

Non-Agency Residential Collateralized Mortgage Obligations	14,522,308,240	1,060,796,857	—	11,274,972	1,394,508,544	—

Non-Agency Commercial Mortgage Backed Obligations	4,012,025,333	803,584,697	—	—	1,297,157,791	—

US Government and Agency Obligations	4,163,160,760	2,424,459,076	—	—	411,031,657	—

Collateralized Loan Obligations	2,524,681,978	342,490,859	—	—	1,054,136,235	—

Asset Backed Obligations	2,049,878,065	327,459,078	—	—	589,770,423	—

Other Short Term Investments	1,498,513,416	65,332,405	—	5,458,950	197,466,884	—

US Corporate Bonds	—	1,619,431,904	—	—	438,961,292	19,912,187

Foreign Corporate Bonds	—	1,531,264,726	1,128,881,651	—	1,196,067,170	711,959

Bank Loans	—	322,886,047	—	—	202,727,632	239,506,204

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	108,959,187	68,913,184	—	99,174,854	—

Municipal Bonds	—	10,787,161	—	—	—	—

Total Level 2	53,653,118,411	10,930,895,958	1,197,794,835	22,297,929	7,425,424,527	260,130,350

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	303,692,065	40,498,689	—	936,253	—	—

Collateralized Loan Obligations	1,484,264	—	—	268,888	—	—

Asset Backed Obligations	—	5,645,472	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	3,618,495	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	305,176,329	49,813,658	82,503	1,205,141	—	—

Total	$55,227,288,245	$12,849,903,923	$1,216,141,399	$48,210,363	$7,711,131,803	$267,080,571

Other Financial Instruments

Level 1

Futures Contracts	$(19,856,182)	$—	$—	$104,501	$—	$—

Total Level 1	—	—	—	104,501	—	—

Level 2

Excess Return Swaps	—	—	—	843,394	—	—

Interest Rate Swaps	—	—	—	45,988	—	—

Total Level 2	—	—	—	889,382	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$993,883	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$491,140,377	$73,616,933	$5,559,765	$920,493	$7,122,324	$29,923,768

Affiliated Mutual Funds	300,249,400	108,421,722	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	—	—	—	—

US Government and Agency Obligations	—	—	—	—	—	—

Exchange Traded Funds and Common Stocks	—	97,187	159,999	—	—	—

Total Level 1	791,389,777	182,135,842	5,719,764	920,493	7,122,324	29,923,768

Level 2

Non-Agency Commercial Mortgage Backed Obligations	1,063,507,765	157,808,958	—	—	—	—

US Government and Agency Obligations	964,566,790	92,148,540	—	21,375,905	—	248,967,094

Non-Agency Residential Collateralized Mortgage Obligations	960,563,604	295,411,292	—	—	—	—

Collateralized Loan Obligations	900,094,520	221,163,684	—	—	—	—

US Government and Agency Mortgage Backed Obligations	704,916,525	11,271,491	—	62,598,068	—	—

Foreign Corporate Bonds	682,611,334	240,894,951	188,106,808	—	—	—

Asset Backed Obligations	497,933,431	61,598,525	—	—	—	—

Other Short Term Investments	462,152,016	—	—	2,482,880	358,386,251	—

US Corporate Bonds	410,297,185	109,055,351	—	—	—	—

Bank Loans	329,735,792	74,212,295	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	52,368,058	9,142,811	29,615,849	—	—	977,402,545

Total Level 2	7,028,747,020	1,272,707,898	217,722,657	86,456,853	358,386,251	1,226,369,639

Level 3

Non-Agency Commercial Mortgage Backed Obligations	2,364,229	497,931	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	23,726,749	—	—	—	—

Collateralized Loan Obligations	—	212,038	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	2,365,727	24,438,218	4,494	—	—	—

Total	$7,822,502,524	$1,479,281,958	$223,446,915	$87,377,346	$365,508,575	$1,256,293,407

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$(650,235)	$—	$—

Total Level 1	—	—	—	(650,235)	—	—

Level 2

Excess Return Swaps	799,914,815	—	—	—	16,289,493	—

Total Level 2	799,914,815	—	—	—	16,289,493	—

Level 3	—	—	—	—	—	—

Total	$799,914,815	$—	$—	$(650,235)	$16,289,493	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$11,144,972	$4,630,979	$6,620,589	$5,010,966	$88,254	$2,822,615

Affiliated Mutual Funds	—	—	2,695,123	—	—	—

Total Level 1	11,144,972	4,630,979	9,315,712	5,010,966	88,254	2,822,615

Level 2

Asset Backed Obligations	253,192,200	—	3,768,451	9,699,059	—	13,991,545

US Corporate Bonds	170,939,073	100,404,206	3,978,864	8,715,495	—	—

Foreign Corporate Bonds	97,825,872	59,373,285	4,688,791	10,346,126	478,368	—

Commercial Paper	—	158,178,788	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	17,744,229	5,192,194	11,155,423	—	—

Collateralized Loan Obligations	—	—	7,237,043	16,523,787	—	10,898,010

Non-Agency Residential Collateralized Mortgage Obligations	—	—	7,467,547	15,478,517	—	27,088,269

Non-Agency Commercial Mortgage Backed Obligations	—	—	6,773,735	18,705,487	—	30,499,685

US Government and Agency Obligations	—	—	7,451,346	16,305,862	—	5,234,386

Other Short Term Investments	—	—	3,580,331	7,858,787	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	651,029	1,186,143	9,269,433	—

Bank Loans	—	—	—	5,922,936	—	—

Total Level 2	521,957,145	335,700,508	50,789,331	121,897,622	9,747,801	87,711,895

Level 3

Foreign Corporate Bonds	10,358,078	—	—	—	—	—

Asset Backed Obligations	2,924,147	—	—	—	—	—

Total Level 3	13,282,225	—	—	—	—	—

Total	$546,384,342	$340,331,487	$60,105,043	$126,908,588	$9,836,055	$90,534,510

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Excess Return Swaps	—	—	5,263,918	17,868,920	—	—

Forward Currency Exchange Contracts	—	—	431,324	—	—	—

Total Level 2	—	—	5,695,242	17,868,920	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$5,695,242	$17,868,920	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended December 31, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund (Consolidated)	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$1,042,150	$-	$(99,597)	$(6,300)	$-	$-	$-	$-	$936,253	$(99,597)
Collateralized Loan Obligations	-	-	-	-	-	-	268,888	-	268,888	-

Total	$1,042,150	$-	$(99,597)	$(6,300)	$-	$-	$268,888	$-	$1,205,141	$(99,597)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund (Consolidated)	Fair Value as of 12/31/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$936,253	Market Comparables	Market Quotes	$102.89 ($102.89)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$268,888	Market Comparables	Market Quotes	$26.89 ($26.89)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$31,930,691	$26,354	$(1,353,690)	$331,998	$258,259	$(156,065)	$-	$(7,310,798)	$23,726,749	$(1,279,146)
Non-Agency Commercial Mortgage Backed Obligations	502,275	-	(4,344)	-	-	-	-	-	497,931	(4,344)
Collateralized Loan Obligations	-	-	-	-	-	-	212,038	-	212,038	-
Foreign Corporate Bonds	-	-	(195,500)	-	197,000	-	-	-	1,500	-

Total	$32,432,966	$26,354	$(1,553,534)	$331,998	$455,259	$(156,065)	$212,038	$(7,310,798)	$24,438,218	$(1,283,490)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$23,726,749	Market Comparables	Market Quotes	$93.95 - $102.89 ($99.15)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$497,931	Market Comparables	Yields	42.15% (42.15%)	Increase in yields would have resulted in the decrease in the fair value of the security
Collateralized Loan Obligations	$212,038	Enterprise Value	Market Quotes	$4.28 ($4.28)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Foreign Corporate Bonds	$10,288,000	$(1,280)	$261,580	$(2,083)	$-	$(188,139)	$-	$-	$10,358,078	$268,267
Asset Backed Obligations	4,987,050	10,364	(663)	-	-	(2,072,604)	-	-	2,924,147	5,555

Total	$15,275,050	$9,084	$260,917	$(2,083)	$-	$(2,260,743)	$-	$-	$13,282,225	$273,822

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 12/31/2019*	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$10,358,078	Market Comparables	Market Quotes	$107.00 ($107.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$2,924,147	Market Comparables	Market Quotes	$99.99 ($99.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.